Cover	Mar. 12, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41144
Entity Registrant Name	ATHENA TECHNOLOGY ACQUISITION CORP. II
Entity Central Index Key	0001882198
Entity Tax Identification Number	87-2447308
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	442 5th Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	970
Local Phone Number	925-1572
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	ATEK.U
Security Exchange Name	NYSEAMER
Shares of Class A Common Stock, par value $0.0001 per share, included as part of the units
Title of 12(b) Security	Shares of Class A Common Stock, par value $0.0001 per share, included as part of the units
Trading Symbol	ATEK
Security Exchange Name	NYSEAMER
Redeemable Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	ATEK WS
Security Exchange Name	NYSEAMER